Income taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Current income tax expenses	$159,069	$-
Deferred income tax expenses	-	-
Total income tax expenses	$159,069	$-

Schedule of Reconciliation between the Statutory Earned Income Tax Rate

The following table sets forth reconciliation between the statutory earned income tax rate and the effective income tax:

	As of March 31, 2026	As of March 31, 2025
Income before income tax expenses	$1,512,341	$1,230,964
Income tax computed at statutory EIT rate (25%)	378,085	307,741
Tax effect of preferential tax treatments	(217,852)	(123,096)
Carry forward prior years’ losses	(1,164)	(184,645)
Total	$159,069	$-